Cover	Dec. 11, 2023
Cover [Abstract]
Document T ype	8-K
Amendment Flag	false
DocumentPeriodEndDate	Dec. 11, 2023
File Number	333-225433
Registran Name	AVANT TECHNOLOGIES INC.
Entity Central Index Key	0001740797
TaxIdentificationNumber	38-4053064
IncorporationState	NV
AddressLine1	5348 Vegas Drive
AddressCity	Las Vegas
AddressState	NV
AddressPostalZipCode	89108
City Area Code	702
Local Phone Number	509-1747
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
extended transition period	false